Benefit plans (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Benefit Plans
Non-current	$ 4,922	$ 5,795
Current	578	729
Total Benefit plans	$ 5,500	$ 6,524	$ 6,835